Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2023	2022
Trading assets	60,229	56,870
Non-trading derivatives	2,028	3,893
Designated at fair value through profit or loss	5,775	6,159
Mandatorily measured at fair value through profit or loss	54,983	46,844
	123,015	113,766
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss includes securities lending and sales and repurchase transactions with securities. At ING, these types of transactions are recognised in several lines in the statement of financial position depending on business model assessment and counterparty. Furthermore, for repurchase agreements the gross amount of assets must be considered together with the gross amount of related liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of financial position.
Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the consolidated statement of financial position as the counterparty continues to be exposed to substantially all risks and rewards of the transferred security. Based on the business model assessment and counterparty, the consideration paid to purchase securities is recognised as
Loans and advances to customers, Loans and advances to banks, financial assets mandatorily at FVPL or
Trading assets.
Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue to be recognised in the consolidated statement of financial position as ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. The counterparty liability is designated and measured at FVPL if the asset is measured at FVPL. Otherwise, the counterparty liability is included in Deposits from banks, Customer deposits or Trading.
Reference is made to Note 39 'Transfer of financial assets, assets pledged and received as collateral' for information on transferred assets which were not derecognised.
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2023	2022
Reverse repurchase transactions
Loans and advances to banks	5,251	19,395
Loans and advances to customers	499	1,306
Trading assets, loans and receivables	12,121	9,732
Loans and receivables mandatorily measured at fair value through profit or loss	51,536	43,153
	69,407	73,587
Repurchase transactions
Deposits from banks	2,064	3,809
Customer deposits	97	1
Trading liabilities, funds on deposit	10,337	5,715
Funds entrusted designated and measured at fair value through profit or loss	45,729	43,131
	58,227	52,655
Trading assets

Trading assets by type
in EUR million	2023	2022
Equity securities	15,412	11,737
Debt securities	6,907	4,189
Derivatives	25,680	30,841
Loans and receivables	12,231	10,103
	60,229	56,870
Trading assets include assets that are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).
Reference is made to Note 14 'Financial liabilities at fair value through profit or loss' for information on trading liabilities.
Non-trading derivatives

Non-trading derivatives by type
in EUR million	2023	2022
Derivatives used in
- fair value hedges	716	836
- cash flow hedges	440	814
- hedges of net investments in foreign operations	100	119
Other non-trading derivatives	771	2,124
	2,028	3,893
Reference is made to Note 36 'Derivatives and hedge accounting' for information on derivatives designated in hedge accounting.
Other non-trading derivatives mainly includes interest rate swaps and foreign exchange currency swaps for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2023	2022
Debt securities	4,470	5,437
Loans and receivables	1,306	722
	5,775	6,159
‘Financial assets designated at fair value through profit or loss’ is partly economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans and debt securities are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables and debt securities included in ‘Financial assets designated at fair value through profit or loss’
approximates its carrying value and amounts to EUR 5,775 million (2022: EUR 6,159 million). In 2023, the change in fair value of these loans and debt securities amounts EUR -48 million (2022: EUR 357 million).
ING has mitigated the credit risk exposure on some of the portfolio. The cost at initial recognition of the financial assets designated at fair value through profit or loss that are economically hedged by credit derivatives is EUR 3,181 million (31 December 2022: EUR 3,051 million and the cumulative change in fair value attributable to changes in credit risk is EUR 150 million (31 December 2022: EUR 150 million).
The notional value of the related credit derivatives is EUR 3,679 million (2022: EUR 3,370 million).The cumulative change in fair value of the credit derivatives since the financial assets were first designated, amounts to EUR -119 million (2022: EUR 3 million) and the change for the current year is EUR -122 million
(2022: EUR 72 million).
The changes in fair value attributable to changes in credit risk have been calculated by determining the changes in credit spread implicit in the fair value of loans and bonds issued by entities with similar credit characteristics.
Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
in EUR million	2023	2022
Equity securities	179	203
Debt securities	894	821
Loans and receivables	53,911	45,820
	54,983	46,844
Equity securities are individually insignificant for ING Group. For debt securities total exposure reference is made to Note 6 'Debt securities'. Loans and receivables include mainly reverse repurchase agreements.
Following the implementation of IFRS 17 on 1 January 2023, a portfolio of loans with death waivers has been reclassified from financial assets measured at amortised cost to financial assets mandatorily measured at fair value through profit or loss (31 December 2023: EUR 538 million). For further information on the change in accounting policies, reference is made to Note 1 'Basis of preparation and material accounting policy information'.